                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9324
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ James J. Finnegan      Boston, Massachusetts     February 13, 2006
    -----------------------     ---------------------     -----------------
           [Signature]              [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-1190                     Frank Russell Company

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          4
                                        --------------------

Form 13F Information Table Entry Total:     76
                                        --------------------

Form 13F Information Table Value Total:     4,839,734,000
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name
    1         028-06536                    AEW Capital Management, Inc.
    2         028-10256                    AEW Management and Advisors, L.P.
    3         028-10257                    AEW Investment Group, Inc.
    4         028-06808                    IXIS Asset Management US Group, L.P.

                      FORM 13F INFORMATION TABLE
         NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


-----------------------------------------------------------------------------------------------------------------------------------
                        TITLE             VALUE    SHRS OR    SH/  PUT/   INVESTMENT      OTHER          VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION     MANAGERS      SOLE     SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp       COM    00163T109  73,426  1,622,000   SH        Shared-Defined 01 02 03 04  1,214,800     -       407,200
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt   COM    03748r101  36,991  1,064,800   SH        Shared-Defined 01 02 03 04    794,400     -       270,400
-----------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust   COM    039583109 211,448  5,320,702   SH        Shared-Defined 01 02 03 04  3,999,202     -     1,321,500
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty            COM    039793104  12,552    304,000   SH        Shared-Defined 01 02 03 04    280,000     -        24,000
-----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities  COM    053484101 242,269  2,872,500   SH        Shared-Defined 01 02 03 04  2,148,000     -       724,500
-----------------------------------------------------------------------------------------------------------------------------------
Biomed Realty
Trust Inc.              COM    09063H107  31,832  1,395,400   SH        Shared-Defined 01 02 03 04  1,122,900     -       272,500
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc.  COM    101121101 295,541  4,191,800   SH        Shared-Defined 01 02 03 04  3,137,600     -     1,054,200
-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust COM    105368203  68,399  2,560,000   SH        Shared-Defined 01 02 03 04  2,022,600     -       537,400
-----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties   COM    112900105  76,548  2,948,900   SH        Shared-Defined 01 02 03 04  2,155,400     -       793,500
-----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust   COM    133131102 155,492  2,815,700   SH        Shared-Defined 01 02 03 04  2,178,900     -       636,800
-----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty      COM    144418100  25,567    780,600   SH        Shared-Defined 01 02 03 04    655,600     -       125,000
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers  COM    150602209   7,387    525,000   SH        Shared-Defined 01 02 03 04    525,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease    COM    202218103   5,539     20,500   SH        Shared-Defined 01 02 03 04     20,500     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Office
Properties              COM    22002t108  29,132    271,900   SH        Shared-Defined 01 02 03 04    271,900     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Correctional Prop
Trust                   COM    22025e104     551    887,800   SH        Shared-Defined 01 02 03 04    681,400     -       206,400
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified  COM    251591103 104,422  2,417,700   SH        Shared-Defined 01 02 03 04  1,837,700     -       580,000
-----------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.       COM    264411505  35,755  1,167,500   SH        Shared-Defined 01 02 03 04    868,000     -       299,500
-----------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties    COM    277276101  12,622    279,500   SH        Shared-Defined 01 02 03 04    279,500     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr  COM    29380T105   8,639    212,000   SH        Shared-Defined 01 02 03 04    212,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle
Properties              COM    29472R108     979     22,000   SH        Shared-Defined 01 02 03 04         -      -        22,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office
Properties              COM    294741103  51,980  1,843,800   SH        Shared-Defined 01 02 03 04  1,421,500     -       422,300
-----------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.         COM    294752100   4,649    201,100   SH        Shared-Defined 01 02 03 04    201,100     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential      COM    29476L107 213,188  5,758,600   SH        Shared-Defined 01 02 03 04  4,341,000     -     1,417,600
-----------------------------------------------------------------------------------------------------------------------------------
Extra Space
Storage Inc.            COM    30225T102  12,910    903,700   SH        Shared-Defined 01 02 03 04    707,000     -       196,700
-----------------------------------------------------------------------------------------------------------------------------------
Federal Realty
Invs Trust              COM    313747206 137,736  2,374,000   SH        Shared-Defined 01 02 03 04  1,763,000     -       611,000
-----------------------------------------------------------------------------------------------------------------------------------
First Potomac
Realty Trust            COM    33610F109  20,115    801,500   SH        Shared-Defined 01 02 03 04    665,600     -       135,900
-----------------------------------------------------------------------------------------------------------------------------------
GMH Communications      COM    36188G102   3,722    240,000   SH        Shared-Defined 01 02 03 04    240,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Prop     COM    370021107 164,066  3,679,500   SH        Shared-Defined 01 02 03 04  2,738,500     -       941,000
-----------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty
Trust                   COM    37803p105   2,697    149,000   SH        Shared-Defined 01 02 03 04    149,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty
Trust                   COM    379302102   6,275    258,000   SH        Shared-Defined 01 02 03 04    258,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------

                      FORM 13F INFORMATION TABLE
         NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


-----------------------------------------------------------------------------------------------------------------------------------
                        TITLE             VALUE    SHRS OR    SH/  PUT/   INVESTMENT      OTHER          VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION     MANAGERS      SOLE     SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust   COM    40426W101  12,006  1,160,000   SH        Shared-Defined 01 02 03 04  1,160,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys
Invest Inc.             COM    421915109   6,237    244,000   SH        Shared-Defined 01 02 03 04    244,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Reit Inc.   COM    42217k106     119      3,500   SH        Shared-Defined 01 02 03 04      3,500     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty
Trust Inc.              COM    421946104  55,857  1,716,400   SH        Shared-Defined 01 02 03 04  1,538,900     -       177,500
-----------------------------------------------------------------------------------------------------------------------------------
Heritage Property
Investment              COM    42725M107  11,556    346,000   SH        Shared-Defined 01 02 03 04    346,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties    COM    431284108  68,149  2,549,000   SH        Shared-Defined 01 02 03 04  2,084,600     -       464,400
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.     COM    432848109 117,298  5,109,400   SH        Shared-Defined 01 02 03 04  3,786,100     -     1,323,300
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties  COM    44106m102  26,298    693,300   SH        Shared-Defined 01 02 03 04    565,300     -       128,000
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.     COM    44107P104 172,674  9,628,900   SH        Shared-Defined 01 02 03 04  7,267,100     -     2,361,800
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc     COM    45031U101  48,388  1,431,800   SH        Shared-Defined 01 02 03 04  1,218,400     -       213,400
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.     COM    49427f108  69,668  1,167,500   SH        Shared-Defined 01 02 03 04    951,500     -       216,000
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.      COM    49446r109  66,900  2,276,400   SH        Shared-Defined 01 02 03 04  1,679,800     -       596,600
-----------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group       COM    49803T102  16,214  1,155,600   SH        Shared-Defined 01 02 03 04    827,900     -       327,700
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate
Pptys                   COM    529043101   5,538    260,000   SH        Shared-Defined 01 02 03 04    260,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust  COM    531172104 249,288  6,056,700   SH        Shared-Defined 01 02 03 04  4,640,600     -     1,416,100
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)  COM    554382101  33,073    518,500   SH        Shared-Defined 01 02 03 04    441,300     -        77,200
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp   COM    554489104  18,014    417,000   SH        Shared-Defined 01 02 03 04    417,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment   COM    59522j103   6,790    140,000   SH        Shared-Defined 01 02 03 04    140,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Mills Corp.             COM    601148109  14,000    368,800   SH        Shared-Defined 01 02 03 04    264,300     -       104,500
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage
and Equity              COM    62624B101   3,875    150,000   SH        Shared-Defined 01 02 03 04    150,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare
Investors               COM    681936100  25,244  2,005,100   SH        Shared-Defined 01 02 03 04  1,874,600     -       130,500
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc   COM    69360j107  32,994    733,200   SH        Shared-Defined 01 02 03 04    551,600     -       181,600
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail      COM    69806L104  69,907  1,129,500   SH        Shared-Defined 01 02 03 04    881,800     -       247,700
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.   COM    729251108  13,955    387,100   SH        Shared-Defined 01 02 03 04    287,100     -       100,000
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties     COM    740706106 112,037  2,884,600   SH        Shared-Defined 01 02 03 04  2,137,900     -       746,700
-----------------------------------------------------------------------------------------------------------------------------------
Primaris Retail REIT    COM    74157U109   5,596    400,000   SH        Shared-Defined 01 02 03 04    400,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust          COM    743410102 290,022  6,564,670   SH        Shared-Defined 01 02 03 04  4,911,670     -     1,653,000
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.     COM    74460d109 146,390  2,291,700   SH        Shared-Defined 01 02 03 04  1,640,700     -       651,000
-----------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
Properties              COM    751452202   4,637    174,000   SH        Shared-Defined 01 02 03 04    174,000     -             -
-----------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp      COM    756109104  14,261    659,600   SH        Shared-Defined 01 02 03 04    614,100     -        45,500
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.   COM    758849103 143,926  2,554,000   SH        Shared-Defined 01 02 03 04  1,905,200     -       648,800
-----------------------------------------------------------------------------------------------------------------------------------

                      FORM 13F INFORMATION TABLE
         NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


-----------------------------------------------------------------------------------------------------------------------------------
                        TITLE             VALUE    SHRS OR    SH/  PUT/   INVESTMENT      OTHER          VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION     MANAGERS      SOLE     SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing
Properties Trus         COM  81721M109   11,874     702,200   SH        Shared-Defined 01 02 03 04    702,200       -           -
-----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs   COM  82567d104   30,034     576,100   SH        Shared-Defined 01 02 03 04    434,600       -     141,500
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group    COM  828806109  364,989   5,022,000   SH        Shared-Defined 01 02 03 04  3,778,000       -   1,244,000
-----------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.    COM  848568309   10,350     990,800   SH        Shared-Defined 01 02 03 04    730,800       -     260,000
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels
& Resorts               COM  85590A203   59,601   1,095,300   SH        Shared-Defined 01 02 03 04    744,800       -     350,500
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Hotel
Capital                 COM  86272T106   11,751     626,500   SH        Shared-Defined 01 02 03 04    481,100       -     145,400
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.    COM  866674104    5,922     188,600   SH        Shared-Defined 01 02 03 04    144,100       -      44,500
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets  COM  875465106    4,139     144,000   SH        Shared-Defined 01 02 03 04    144,000       -           -
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers Inc.    COM  876664103   79,265   2,468,000   SH        Shared-Defined 01 02 03 04  1,891,900       -     576,100
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc   COM  89687P107  104,802   4,788,800   SH        Shared-Defined 01 02 03 04  3,357,500       -   1,431,300
-----------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties    COM  898404108    4,386     300,000   SH        Shared-Defined 01 02 03 04    300,000       -           -
-----------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty  COM  910197102   47,358   2,177,400   SH        Shared-Defined 01 02 03 04  1,746,400       -     431,000
-----------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle -
Class A                 COM  917286205    2,838     175,100   SH        Shared-Defined 01 02 03 04    175,100       -           -
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.             COM  92276F100    6,404     200,000   SH        Shared-Defined 01 02 03 04    200,000       -           -
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.   COM  929042109  182,682   2,303,600   SH        Shared-Defined 01 02 03 04  1,715,800       -     587,800
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                         4,839,734 124,824,172                                        96,801,372       -  28,022,800
-----------------------------------------------------------------------------------------------------------------------------------